Employee Defined Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Defined Benefit Obligations

	December 31	December 31
	2018	2017
	$	$

Net defined benefit pension asset	(10.0)	(12.7)

Net defined benefit pension liability	55.5	31.2
End of employment benefit plans	13.1	13.6

	68.6	44.8

Summary of Reconciliation for Net Defined Benefit Liability

The following table shows a reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components:

		2018			2017
			Net			Net
	Defined	Fair Value	Defined	Defined	Fair Value	Defined
	Benefit	of Plan	Benefit	Benefit	of Plan	Benefit
	Obligation	Assets	Liability	Obligation	Assets	Liability
	$	$	$	$	$	$
Balance, beginning of the year	397.7	(379.2)	18.5	374.6	(324.1)	50.5
Acquisition of PBA	80.9	(64.4)	16.5	-	-	-

Included in pre-tax profit or loss
Interest expense (income)	10.8	(10.2)	0.6	10.4	(8.9)	1.5
Past service cost	10.5	-	10.5	-	-	-
Administrative expenses paid by the Plans	-	1.7	1.7	-	1.0	1.0

	21.3	(8.5)	12.8	10.4	(7.9)	2.5

Included in other comprehensive income
Return on the plan assets (excluding interest income)	-	17.4	17.4	-	(30.1)	(30.1)

Actuarial (gains) losses arising from:
Changes in demographic assumptions	(0.8)	-	(0.8)	(8.1)	-	(8.1)
Changes in financial assumptions	(9.3)	-	(9.3)	29.5	-	29.5
Experience adjustments	5.5	-	5.5	(5.3)	-	(5.3)
Effect of movement in exchange rates	11.5	(10.3)	1.2	10.2	(9.4)	0.8

	6.9	7.1	14.0	26.3	(39.5)	(13.2)

Other
Benefits paid	(12.5)	12.3	(0.2)	(13.6)	13.6	-
Contributions by employer	-	(16.1)	(16.1)	-	(21.3)	(21.3)

	(12.5)	(3.8)	(16.3)	(13.6)	(7.7)	(21.3)

Balance, end of the year	494.3	(448.8)	45.5	397.7	(379.2)	18.5

	December 31	December 31
	2018	2017
	$	$

Included in the statement of financial position as:

Net defined benefit asset	(10.0)	(12.7)
Net defined benefit liability	55.5	31.2

	45.5	18.5

Summary of Net Defined Benefit Asset

		December 31	December 31
		2018	2017
	Note	$	$

Included in the statement of income as:

Continuing operations - administrative and marketing expenses		6.6	1.5
Discontinued operations	8	6.2	1.0

		12.8	2.5

Summary of Major Categories of Plan Assets, Measured at Fair Value

Major categories of plan assets, measured at fair value, are as follows:

	December 31	December 31
	2018	2017
	$	$

Cash and cash equivalents	3.3	2.9

Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	138.1	110.1
Corporate bonds and fixed income	57.5	45.0
Pooled fund liability-driven investments	15.5	-
Property funds	10.6	6.6

Unquoted investments:
Annuity policies	110.8	102.9
Insurance contract:
Equities and property	80.2	69.5
Corporate bonds	19.2	22.7
Cash and cash equivalents	13.6	19.5

Fair value of the plan assets	448.8	379.2

Summary of Principal Assumptions Used In Determining Pension Benefit Obligations

The principal assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31	December 31
	2018	2017

Discount rate	2.77%	2.47%
Rate of increase in salaries	4.47%	3.51%
Rate of inflation, pre-retirement	2.55%	2.40%
Rate of increase in future pensions payment	3.51%	3.53%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 40 or 45:
Male	23 years	23 years
Female	25 years	26 years

Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions

Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31		December 31
	2018		2017

	Increase	Decrease	Increase	Decrease
	$	$	$	$

Change in discount rate by 0.25%	(15.6)	17.0	(11.2)	11.8
Change in pre-retirement inflation rate by 0.25%	5.0	(4.8)	3.9	(3.8)
Change in salary growth by 0.25%	0.9	(0.8)	0.5	(0.5)
Change in pension increase assumption by 0.25%	8.4	(8.1)	6.4	(6.1)
Increase of one year in the life expectancy	9.4	n/a	6.0	n/a